Cash and cash equivalents (Details) - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Cash and banks	$ 6,425	$ 8,992
Short-term investments	4,269	5,062
Total cash and cash equivalents	$ 10,694	$ 14,054	$ 12,336	$ 15,401